Common Stock, Preferred Stock and Convertible Preferred Stock (Details) - USD ($)	1 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020	Aug. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Common stock, shares authorized						500,000,000		500,000,000	500,000,000
Common stock par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Lieu of issuing shares (in Dollars)						$ 7,000		$ (52,044)
Shares of common stock								1,666,667
Warrants to purchase shares					2,130,115
Exercisable and expire		In February 2020, Private Augmedix raised $0.5 million in cash proceeds through issuance of 173,752 shares of Series B to certain existing shareholders and warrants to purchase up to 57,338 shares of Series B at a price of $2.88 per share, are immediately exercisable and expire in September 2029.	The warrants have an exercise price of $39.76 per share and $0.86 per share, are immediately exercisable and expire in August 2028 and August 2024, respectively.
Preferred stock, shares authorized						10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Issued shares of convertible preferred stock						14,804,274		14,804,274
Fair value of warrant liability (in Dollars)		$ 95,478					$ 186,000	$ 743,837	$ 71,635
Issuance costs (in Dollars)								$ 52,893
Exercisable and expire			At the Effective Time of the Merger, the warrants to purchase shares of Series B were converted to warrants to purchase 2,767,836 shares of common stock at a price of $2.88 per share, are immediately exercisable and expire in September 2029.
Sub Agreement [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Warrants to purchase shares		2,767,836
Exercise price per share (in Dollars per share)		$ 2.88
Private Placement [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Shares of common stock								8,472,188
Purchase price (in Dollars per share)								$ 3.00
Aggregate gross proceeds (in Dollars)								$ 25,400,000
Issuance costs (in Dollars)	$ 160,000							$ 3,000,000.0
Warrants to purchase shares	53,333							164,745
Exercise price per share (in Dollars per share)	$ 3.00							$ 3.00
Un accredited Investor [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Lieu of issuing shares (in Dollars)								$ 555,174
Lieu of issuing shares (in Dollars)						$ 600,000
Majority Shareholder [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Lieu of issuing shares (in Dollars)								$ 31,527
Non-employee [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Warrants to purchase shares			4,208	1,052
Exercise price per share (in Dollars per share)			$ 0.86	$ 39.76
Series B Preferred Stock [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Warrants to purchase shares		57,338			1,751,279
Exercise price per share (in Dollars per share)		$ 2.88
Cash proceeds (in Dollars)		$ 499,999			$ 15,271,440
Issued shares of convertible preferred stock		173,752			5,306,910			1,281,631
Fair value of warrant liability (in Dollars)								$ 3,281,216
Issuance costs (in Dollars)		$ 4,017
Issuance costs (in Dollars)		$ 4,000
Series B Preferred Stock [Member] | Sub Agreement [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Warrants to purchase shares		57,338	580,383		57,338	580,383				2,130,115
Series B Preferred Stock [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Exercise price per share (in Dollars per share)					$ 2.88
Common Stock [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Common stock share issued						2,166,667		2,166,667
Lieu of issuing shares (in Dollars)								$ 217
Shares of common stock	666,667							10,000,000
Aggregate gross proceeds (in Dollars)	$ 2,000,000.0
Issued shares of convertible preferred stock
Warrant [Member]
Common Stock, Preferred Stock and Convertible Preferred Stock (Details) [Line Items]
Shares of common stock				91
Exercisable and expire		In February 2020, Private Augmedix raised $499,999 in cash proceeds through issuance of 173,752 shares of Series B to certain existing shareholders and warrants to purchase up to 57,338 shares of Series B at a price of $2.88 per share, are immediately exercisable and expire in September 2029.
Fair value of warrant liability (in Dollars)		$ 100,000